Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value measurements of marketable securities, by major class
The following tables present fair value measurements of marketable securities, by major class, as of March 31, 2022 and December 31, 2021, according to the fair value hierarchy:

	March 31, 2022
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Marketable Securities:
Equity securities	$510,151	$—	$—	$510,151

Total	$510,151	$—	$—	$510,151

	December 31, 2021
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Marketable Securities:
Equity securities	$1,310,000	$—	$—	$1,310,000

Total	$1,310,000	$—	$—	$1,310,000

The following tables present fair value measurements of marketable securities, by major class, as of December 31, 2021 and 2020, according to the fair value hierarchy:

	December 31, 2021
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Marketable Securities:
Equity securities	$1,310,000	$—	$—	$1,310,000

Total	$1,310,000	$—	$—	$1,310,000

	December 31, 2020
	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Marketable Securities:
Equity securities	$1,287,500	$—	$—	$1,287,500

Total	$1,287,500	$—	$—	$1,287,500

Activities of the marketable securities
The following table presents the activities of the marketable securities for the periods presented.

	Three Months Ended March 31,
	2022	2021
Beginning balance	$1,310,000	$1,287,500
Purchases	—	4,979,088
Proceeds from sale	(628,715)	—
Unsettled sale	(123,223)	—
Reclassification of net realized gains on marketable securities into earnings	51,133	—
Unrealized losses on marketable securities	(99,044)	(14,608)

Ending balance	$510,151	$6,251,980

The following table presents the activities of the marketable securities for the periods presented.

	Years Ended December 31,
	2021	2020
Beginning balance	$1,287,500	$—
Purchases	6,479,148	6,039,567
Proceeds from sale	(6,608,396)	(6,023,723)
Reclassification of net realized gains on marketable securities into earnings	129,248	1,160,162
Unrealized gains on marketable securities	22,500	111,494

Ending balance	$1,310,000	$1,287,500

Fair Value Measurements, Nonrecurring
The following table presents the carrying value, which represents the principal amount outstanding, adjusted for the accretion of purchase discounts on loans and exit fees, and the amortization of purchase premiums on loans and origination fees, and estimated fair value of the Company’s financial instruments that are not carried at fair value on the consolidated balance sheets:

	Level	March 31, 2022			December 31, 2021
		Principal Amount	Carrying Value	Fair Value	Principal Amount	Carrying Value	Fair Value
Loans:
Loans held for investment	3	$554,631,920	$558,790,473	$544,060,026	$467,843,785	$470,988,063	$454,840,551
Loans held for investment acquired through participation	3	12,889,053	12,937,304	12,946,931	12,307,366	12,343,732	12,361,068
Allowance for loan losses		—	(13,708,777)	—	—	(13,658,481)	—

Total loans		$567,520,973	$558,019,000	$557,006,957	$480,151,151	$469,673,314	$467,201,619

Liabilities:
Term loan payable	3	$—	$—	$—	$93,763,470	$91,940,062	$94,344,595
Unsecured notes payable	1	85,125,000	82,010,107	84,239,700	85,125,000	81,856,799	85,210,125
Repurchase agreement payable	3	176,519,149	173,698,002	176,519,149	44,569,600	43,974,608	44,569,600
Obligations under participation agreements	3	57,911,481	58,587,148	57,974,834	42,048,294	42,232,027	41,475,060
Mortgage loan payable	3	31,757,725	31,963,840	31,989,884	31,962,692	32,134,295	32,192,785
Secured borrowing	3	37,371,625	37,503,542	37,508,341	34,521,104	34,586,129	34,425,029
Revolving line of credit payable	3	64,953,549	64,414,007	64,953,549	38,575,895	38,186,472	38,575,895

Total liabilities		$453,638,529	$448,176,646	$453,185,457	$370,566,055	$364,910,392	$370,793,089

The following table presents the carrying value, which represents the principal amount outstanding, adjusted for the accretion of purchase discounts on loans and exit fees, and the amortization of purchase premiums on loans and origination fees, and estimated fair value of the Company’s financial instruments that are not carried at fair value on the consolidated balance sheets:

		December 31, 2021			December 31, 2020
	Level	Principal Amount	Carrying Value	Fair Value	Principal Amount	Carrying Value	Fair Value
Loans:
Loans held for investment	3	$467,843,785	$470,988,063	$454,840,551	$419,924,758	$421,725,220	$415,113,225
Loans held for investment acquired through participation	3	12,307,366	12,343,732	12,361,068	4,250,000	4,294,053	4,293,969
Allowance for loan losses		—	(13,658,481)	—	—	(3,738,758)	—

Total loans		$480,151,151	$469,673,314	$467,201,619	$424,174,758	$422,280,515	$419,407,194

Liabilities:
Term loan payable	3	$93,763,470	$91,940,062	$94,344,595	$107,584,451	$105,245,801	$107,248,555
Unsecured notes payable	1	85,125,000	81,856,799	85,210,125	—	—	—
Repurchase agreement payable	3	44,569,600	43,974,608	44,569,600	—	—	—
Obligations under participation agreements	3	42,048,294	42,232,027	41,475,060	71,266,303	71,581,897	70,693,207
Mortgage loan payable	3	31,962,692	32,134,295	32,192,785	44,020,225	44,117,293	44,348,689
Secured borrowing	3	34,521,104	34,586,129	34,425,029	18,281,848	18,187,663	17,037,032
Revolving line of credit payable	3	38,575,895	38,186,472	38,575,895	—	—	—

Total liabilities		$370,566,055	$364,910,392	$370,793,089	$241,152,827	$239,132,654	$239,327,483

Fair Value Measurement Inputs and Valuation Techniques
The following table summarizes the valuation techniques and significant unobservable inputs used by the Company to value the Level 3 loans as of March 31, 2022 and December 31, 2021. The tables are not intended to be all-inclusive,
but instead identify the significant unobservable inputs relevant to the determination of fair values.

	Fair Value at March 31, 2022	Primary Valuation Technique	Unobservable Inputs	March 31, 2022
Asset Category				Minimum	Maximum	Weighted Average
Assets:
Loans held for investment, net	$544,060,026	Discounted cash flow	Discount rate	4.14%	15.00%	8.30%
Loans held for investment acquired through participation, net	12,946,931	Discounted cash flow	Discount rate	8.45%	15.00%	12.33%

Total Level 3 Assets	$557,006,957

Liabilities:
Repurchase agreement payable	176,519,149	Discounted cash flow	Discount rate	1.90%	3.12%	2.54%
Obligations under participation agreements	57,974,834	Discounted cash flow	Discount rate	14.60%	15.00%	14.83%
Mortgage loan payable	31,989,884	Discounted cash flow	Discount rate	6.08%	6.08%	6.08%
Secured borrowing	37,508,341	Discounted cash flow	Discount rate	5.89%	5.89%	5.89%
Revolving line of credit	64,953,549	Discounted cash flow	Discount rate	4.00%	4.00%	4.00%

Total Level 3 Liabilities	$368,945,757

	Fair Value at December 31, 2021	Primary Valuation Technique	Unobservable Inputs	December 31, 2021
Asset Category				Minimum	Maximum	Weighted Average
Assets:
Loans held for investment, net	$454,840,551	Discounted cash flow	Discount rate	3.89%	15.00%	8.11%
Loans held for investment acquired through participation, net	12,361,068	Discounted cash flow	Discount rate	8.25%	15.00%	12.33%

Total Level 3 Assets	$467,201,619

Liabilities:
Term loan payable	$94,344,595	Discounted cash flow	Discount rate	4.00%	4.00%	4.00%
Repurchase agreement payable	44,569,600	Discounted cash flow	Discount rate	2.45%	2.74%	2.57%
Obligations under participation agreements	41,475,060	Discounted cash flow	Discount rate	12.37%	15.00%	14.31%
Mortgage loan payable	32,192,785	Discounted cash flow	Discount rate	6.08%	6.08%	6.08%
Secured borrowing	34,425,029	Discounted cash flow	Discount rate	6.64%	6.64%	6.64%
Revolving line of credit	38,575,895	Discounted cash flow	Discount rate	4.00%	4.00%	4.00%

Total Level 3 Liabilities	$285,582,964

The following table summarizes the valuation techniques and significant unobservable inputs used by the Company to value the Level 3 loans as of December 31, 2021 and 2020. The tables are not intended to be all-inclusive,
but instead identify the significant unobservable inputs relevant to the determination of fair values.

	Fair Value at December 31, 2021	Primary Valuation Technique	Unobservable Inputs	December 31, 2021
Asset Category				Minimum	Maximum	Weighted Average
Assets:
Loans held for investment, net	$454,840,551	Discounted cash flow	Discount rate	3.89%	15.00%	8.11%
Loans held for investment acquired through participation, net	12,361,068	Discounted cash flow	Discount rate	8.25%	15.00%	12.33%

Total Level 3 Assets	$467,201,619

Liabilities:
Term loan payable	$94,344,595	Discounted cash flow	Discount rate	4.00%	4.00%	4.00%
Repurchase agreement payable	44,569,600	Discounted cash flow	Discount rate	2.45%	2.74%	2.57%
Obligations under participation agreements	41,475,060	Discounted cash flow	Discount rate	12.37%	15.00%	14.31%
Mortgage loan payable	32,192,785	Discounted cash flow	Discount rate	6.08%	6.08%	6.08%
Secured borrowing	34,425,029	Discounted cash flow	Discount rate	6.64%	6.64%	6.64%
Revolving line of credit	38,575,895	Discounted cash flow	Discount rate	4.00%	4.00%	4.00%

Total Level 3 Liabilities	$285,582,964

	Fair Value at December 31, 2020	Primary Valuation Technique	Unobservable Inputs	December 31, 2020
Asset Category				Minimum	Maximum	Weighted Average
Assets:
Loans held for investment, net	$415,113,225	Discounted cash flow	Discount rate	5.29%	20.05%	10.38%
Loans held for investment acquired through participation, net	4,293,969	Discounted cash flow	Discount rate	12.89%	12.89%	12.89%

Total Level 3 Assets	$419,407,194

Liabilities:
Term loan payable	$107,248,555	Discounted cash flow	Discount rate	5.25%	5.25%	5.25%
Obligations under participation agreements	70,693,207	Discounted cash flow	Discount rate	9.75%	20.05%	12.58%
Mortgage loan payable	44,348,689	Discounted cash flow	Discount rate	6.08%	6.08%	6.08%
Secured borrowing	17,037,032	Discounted cash flow	Discount rate	11.25%	11.25%	11.25%

Total Level 3 Liabilities	$239,327,483